UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 17, 2013

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		92
Form 13F Information Table Value Total:		$165,035




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     1983    46800 SH       Sole                    46800
AT&T Corp. (New)               COM              00206R102     2562    69818 SH       Sole                    69234               584
AbbVie, Inc.                   COM              00287Y109     1737    42585 SH       Sole                    42585
Abbott Laboratories            COM              002824100     1508    42685 SH       Sole                    42685
Annaly Mortgage Management, In COM              035710409     1476    92900 SH       Sole                    92900
Apple Computer                 COM              037833100      341      770 SH       Sole                      770
Avista (formerly Washington Wa COM              05379B107      211     7700 SH       Sole                     7700
BRE Properties                 COM              05564E106     2164    44447 SH       Sole                    43847               600
Bristol-Myers Squibb           COM              110122108     2689    65292 SH       Sole                    64592               700
Bunge Ltd.                     COM              G16962105     1929    26134 SH       Sole                    26134
CSX Corp.                      COM              126408103     3541   143750 SH       Sole                   143750
Chevron Corporation (fmly. Che COM              166764100     4261    35862 SH       Sole                    35562               300
Chubb Corporation              COM              171232101     1313    15000 SH       Sole                    15000
Clorox Co.                     COM              189054109     4319    48790 SH       Sole                    48790
ConocoPhillips                 COM              20825C104     1622    26995 SH       Sole                    26995
Consolidated Edison, Inc.      COM              209115104      256     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1715    50050 SH       Sole                    50050
Cypress Semiconductor          COM              232806109      151    13700 SH       Sole                    13700
DNP Select Income Fund (fmly.  COM              23325p104     1300   128234 SH       Sole                   128234
Du Pont                        COM              263534109     2269    46155 SH       Sole                    46155
Duke Energy                    COM              264399106      415     5712 SH       Sole                     5712
Duke-Weeks Realty Corp.        COM              264411505      255    15000 SH       Sole                    14200               800
Edison International (formerly COM              281020107      292     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      517    60100 SH       Sole                    60100
ExxonMobil                     COM              30231g102      553     6140 SH       Sole                     6140
Frontier Communications        COM              35906a108      290    72715 SH       Sole                    72715
General Electric               COM              369604103      984    42575 SH       Sole                    42575
GlaxoSmithKline PLC            COM              37733W105     1890    40283 SH       Sole                    39783               500
HCP, Inc.                      COM              40414L109     1860    37300 SH       Sole                    37300
Hawaiian Electric              COM              419870100     2497    90100 SH       Sole                    90100
Healthcare Realty Trust        COM              421946104      270     9500 SH       Sole                     9500
Healthcare Services Group, Inc COM              421906108      223     8700 SH       Sole                     8700
Intel Corp.                    COM              458140100     2837   129950 SH       Sole                   129950
International Business Machine COM              459200101     1757     8235 SH       Sole                     8235
Johnson & Johnson              COM              478160104     2059    25250 SH       Sole                    25250
Kimberly-Clark                 COM              494368103     2205    22500 SH       Sole                    22500
Leggett & Platt, Inc.          COM              524660107      976    28900 SH       Sole                    28900
Lilly, Eli                     COM              532457108     2144    37760 SH       Sole                    37760
Merck & Co.                    COM              589331107     4529   102475 SH       Sole                   101475              1000
Microchip Technology, Inc.     COM              595017104     2399    65250 SH       Sole                    65250
Microsoft                      COM              594918104     2011    70298 SH       Sole                    69498               800
Mosaic Company (The)           COM              61945C103      525     8800 SH       Sole                     8800
Oracle Corp.                   COM              68389X105     1094    33850 SH       Sole                    33850
PG&E Corporation               COM              69331C108      897    20142 SH       Sole                    20142
PPG Industries                 COM              693506107      381     2844 SH       Sole                     2844
Pepco Holdings, Inc.           COM              737679100     1268    59250 SH       Sole                    59250
Pepsico Inc.                   COM              713448108     1841    23267 SH       Sole                    22967               300
Pfizer Inc.                    COM              717081103     1429    49511 SH       Sole                    49511
Phillips 66                    COM              718546104      830    11860 SH       Sole                    11860
Pitney Bowes, Inc.             COM              724479100      153    10300 SH       Sole                    10300
Plum Creek Timber Company, Inc COM              729251108     2426    46467 SH       Sole                    45967               500
Potash Corp. of Saskatche      COM              73755L107      306     7800 SH       Sole                     7800
Procter & Gamble               COM              742718109    15338   199037 SH       Sole                   198737               300
Rayonier Inc.                  COM              754907103     2183    36587 SH       Sole                    36137               450
Realty Income Corp.            COM              756109104      349     7700 SH       Sole                     7700
Safeguard Scientifics          COM              786449108      173    10934 SH       Sole                    10934
Sanofi-Aventis SA              COM              80105N105     1948    38134 SH       Sole                    38134
Southern Company               COM              842587107     2468    52600 SH       Sole                    52600
Statoil ASA                    COM              85771p102     1329    54000 SH       Sole                    54000
Telefonica de Espana S.A. ADR  COM              879382208      258    19069 SH       Sole                    19069
Total S.A. ADR                 COM              89151E109     1689    35200 SH       Sole                    35200
TransCanada PL                 COM              89353D107     2947    61534 SH       Sole                    61234               300
Unilever PLC                   COM              904767704     2134    50520 SH       Sole                    50520
Union Pacific Corp.            COM              907818108      315     2210 SH       Sole                     2210
United Technologies            COM              913017109     1733    18551 SH       Sole                    18551
UnitedHealth Group Inc.        COM              910581107     1954    34150 SH       Sole                    34150
Verizon Corporation            COM              92343V104     1638    33336 SH       Sole                    33336
iShares Barclay Aggregate Bond COM              464287226      392     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     3261   169300 SH       Sole                   167800              1500
AngloGold Ashanti Ltd.         COM              035128206     1100    46700 SH       Sole                    46700
BHP Billiton Ltd.              COM              088606108      465     6800 SH       Sole                     6800
Barrick Gold Corporation       COM              067901108     1238    42125 SH       Sole                    42125
Central Fund of Canada Ltd.    COM              153501101     6322   326403 SH       Sole                   326403
Endeavour Mining Corporation   COM              G3041P102       15    10000 SH       Sole                    10000
Freeport McMoRan Copper & Gold COM              35671D857     1354    40893 SH       Sole                    40893
Goldcorp, Inc.                 COM              380956409     5149   153118 SH       Sole                   151618              1500
Hecla Mining                   COM              422704106      499   126450 SH       Sole                   126450
IAMGOLD Corporation            COM              450913108     1245   172850 SH       Sole                   172850
Kinross Gold Corporation       COM              496902404     1493   188250 SH       Sole                   188250
Market Vectors Junior Gold Min COM              57060U589      835    49900 SH       Sole                    49900
Newmont Mining                 COM              651639106     5013   119668 SH       Sole                   118668              1000
Pan American Silver Corp.      COM              697900108     1837   112125 SH       Sole                   112125
Silver Wheaton Corp.           COM              828336107     4077   130050 SH       Sole                   130050
Sprott Physical Gold Trust ETF COM              85207H104     4225   312277 SH       Sole                   311777               500
Sprott Physical Silver Trust E COM              852075107      484    43150 SH       Sole                    43150
Yamana Gold, Inc.              COM              98462Y100     3969   258575 SH       Sole                   258575
iShares Comex Gold Trust       COM              464285105      202    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1578    62005 SH       Sole                    62005
Aberdeen Asia-Pacific Income F COM              003009107     2712   348600 SH       Sole                   345100              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      364     6700 SH       Sole                     6400               300
Pimco Enhanced Short Maturity  COM              72201R833      985     9700 SH       Sole                     9700
Templeton Global Income Fund   COM              880198106      307    32700 SH       Sole                    30700              2000